Provisions and other non-current liabilities - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in provisions and other non-current liabilities
Balance as of the beginning of the period	$ 20,269	$ 20,925	$ 20,613
Allowances	2,724	1,446	1,756
Reversals	(1,397)	(1,560)	(1,378)
Currency translation adjustment	(834)	(404)	452
Other	640	(138)	(518)
Balance as of the end of the period	21,402	20,269	20,925
Provision for financial risk
Changes in provisions and other non-current liabilities
Allowances	1,363
Reversals	(15)
Asset retirement obligations
Changes in provisions and other non-current liabilities
Allowances	430	449	607
Reversals	(418)	(527)	(519)
Provisions for environmental contingencies
Changes in provisions and other non-current liabilities
Allowances	97	43	217
Reversals	(133)	(178)	(93)
Restructuring activities
Changes in provisions and other non-current liabilities
Allowances	31	415	271
Reversals	$ (230)	$ (178)	$ (135)